Loss per share (Details Narrative)	12 Months Ended
Dec. 31, 2025
Loss Per Share
Description of stock split	Company’s Issued Ordinary Shares of £0.00005 each into to one Ordinary Share of £0.000001 each and 49 ‘D’ Deferred Shares of £0.000001 each. The ‘D’ Deferred Shares have limited rights and are effectively valueless.